Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Other Assets [Abstract]
Summary of Other Assets

	2022	2023
Other financial assets:
Settlement with brokers	31,243	30,687
Receivables from VISA and Master Card	3,498	4,159
Prepayments for customers online transactions	5,166	3,947
Other	10,277	7,502

Total other financial assets	50,184	46,295
Less: allowance for impairment losses (Note 7)	(7,068)	(4,761)

Total net other financial assets	43,116	41,534

Other non-financial assets:
Goodwill (Note 28)	-	34,078
Prepayments for goods and services	11,729	23,339
Investment property	16,829	16,065
Inventory	2,274	14,370
Taxes receivable	1,054	6,433
Other	504	658

Total other non-financial assets	32,390	94,943
Less: allowance for impairment losses	(726)	(879)

Total net other non-financial assets	31,664	94,064

Total other assets	74,780	135,598

Summary of Investment Property Movement

Investment property movement is presented as follows:

	2022	2023

Cost
As at 1 January	19,556	17,954
Additions	-	21
Disposals	(1,602)	(647)
As at 31 December	17,954	17,328

Accumulated depreciation
As at 1 January	(982)	(1,125)
Depreciation charge	(244)	(219)
Disposals	101	81
As at 31 December	(1,125)	(1,263)

Net book value	16,829	16,065